Net Profit (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Net Profit (Loss) Per Share
Note 24:        Net Profit (Loss) Per Share

a.          Details of the number of shares and loss used in the computation of loss per share from continuing operations:

Year ended December 31
2021		2020		2019
Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Profit

27,244,475	(13,551)	27,209,878	(9,276)	27,178,839	2,066

b.          Details of the number of shares and profit (loss) used in the computation of profit or (loss) per share from discontinued operation:

Year ended December 31
2021		2020		2019
Weighted average number of shares	Profit	Weighted average number of shares	Profit	Weighted average number of shares	Profit

-	-	27,209,878	80	27,178,839	2,889

c.           Net profit (loss) per share from continuing and discontinued operations:

	Year ended December 31
	2021	2020	2019
Basic and Diluted loss per share:
Profit (loss) from from continuing operations	(0.50)	(0.34)	0.08

Profit from discontinued operation	-	-	0.10

Profit (loss) per share	(0.50)	(0.34)	0.18